Commitments (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Payment for license cost			$ 10,000
Percentage of royalties revenue			2.00%
License revenue
License payable			20,000	20,000
Employee settlement	$ 50,000		50,000	50,000
Revenues	$ 313,310	$ 107,990	610,323	35,258
BASF Agreement And License [Member]
Royalties
Capsugel Agreement [Member]
Revenues